[LOGO OF DLA PIPER]	DLA Piper US LLP 4141 Parklake Avenue, Suite 300 Raleigh, North Carolina 27612 www.dlapiper.com

VIA UPS OVERNIGHT	JEFFREY M. SULLIVAN jeffrey.sullivan@dlapiper.com T (919) 786-2003 F (919) 786-2200

September 19, 2006

Karen J. Garnett, Assistant Director

Office of Real Estate and Business Services

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E., Mail Stop 4561 CF/AD8

Washington, D.C. 20549

Re:	Meruelo Maddux Properties, Inc.
Registration Statement on Form S-11
CIK No.: 0001375083
Filed on September 19, 2006

Dear Ms. Garnett:

On September 19, 2006, Meruelo Maddux Properties, Inc. filed its initial registration statement on Form S-11. For your convenience, enclosed are four courtesy copies of this Form S-11.

As counsel to Meruelo Maddux Properties, Inc., we greatly appreciate the staff’s assistance in processing this filing. If I can be of any assistance, please feel free to contact me at (919) 786-2003.

Sincerely,

/s/    JEFFREY M. SULLIVAN

Enclosures

cc:	Mark Kelson (without enclosures)
John Charles Maddux (without enclosures)